Interest sensitive contract liabilities - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Policyholder Account Balance [Line Items]
Surrender and withdrawal, benefits and product charges	$ 26,600	$ 7,100	$ 9,500	$ 7,500
Interest Sensitive Life
Policyholder Account Balance [Line Items]
Policyholder account balance	363,250	333,384	334,876	256,569	$ 134,742
Policies assumed	42,996	72,818	72,818	119,885
Interest credited	$ 11,969	$ 11,070	$ 14,972	$ 9,443
Interest Sensitive Life | Minimum
Policyholder Account Balance [Line Items]
Minimum guaranteed interest rates	2.00%		2.00%	2.00%
Interest Sensitive Life | Maximum
Policyholder Account Balance [Line Items]
Minimum guaranteed interest rates		7.00%	7.00%	7.00%